FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

25.   FAIR VALUE MEASUREMENTS

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

Fair value measurements as at December 31, 2020 using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs		Fair value
	(Level 1)	(Level 2)	(Level 3)	Total	adjustment	Impairment
	RMB	RMB	RMB	RMB	RMB	RMB
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	—	—	110,677	110,677	18,687	—

There is no recurring fair value measurement as of December 31,2020.

	Fair value measurements as at December 31, 2021 using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs			Fair value
	(Level 1)	(Level 2)	(Level 3)	Total		adjustment		Impairment
	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Recurring fair value measurement for:
Derivative liabilities	—	(14,918)	—	(14,918)	(2,341)	(14,918)	(2,341)	—	—
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	169,171	—	—	169,171	26,547	58,643	9,202	(5,000)	(784)
Equity method investments	—	—	—	—	—	—	—	(5,691)	(894)
	169,171	(14,918)	—	154,253	24,206	43,725	6,861	(10,691)	(1,678)

25.   FAIR VALUE MEASUREMENTS (CONTINUED)

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 11). The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees without observable market prices is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value, especially considering the increased market volatility in the global financial markets after the COVID-19 outbreak.

The Group recognized unrealized gain of RMB14,155, RMB18,687 and RMB58,643 (US$9,202) for measuring equity investments at fair value using the measurement alternative resulting from the observable price changes occurring in the years ended December 31, 2019, 2020 and 2021, respectively.

Derivative liabilities represent the Group’s freestanding forward exchange rate contracts with Huaxia Bank to reduce volatility in the Company’s economic value caused by foreign currency fluctuations. The freestanding forward exchange rate contracts did not qualify for hedge accounting. The derivative liability of RMB14,918 (US$2,341) is recorded in "Accrued expense and other payables" and measured at fair value in the consolidated statements balance sheets as of December 31, 2021. For the year ended December 31, 2021, changes in the fair value of derivative liabilities of RMB14,918 (US$2,341) is recognized in "Other expense" in the consolidated statements of comprehensive (loss) income.